Share capital and reserves (Disclosure of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure Of Share Capital And Reserves [Abstract]
Number of shares outstanding - beginning of year | Share	2,330,500	2,050,000
Number of shares, Granted | Share	1,250,000	730,000
Number of shares, Exercised | Share	(770,500)	(449,500)
Number of shares, Expired | Share	(100,000)	0
Number of shares outstanding - end of period | Share	2,710,000	2,330,500
Weighted average exercise price - Outstanding - beginning of year | $ / shares	$ 1.34	$ 1.2
Weighted average exercise price, Granted | $ / shares	1.29	1.67
Weighted average exercise price, Exercised | $ / shares	1.24	1.2
Weighted average exercise price, Expired | $ / shares	1.38	0
Weighted average exercise price - Outstanding - end of period | $ / shares	$ 1.35	$ 1.34